Stock-Based Compensation - Annual Activity Of Stock Options Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Aggregate Intrinsic Value - Exercised	$ 6	$ 23	$ 11
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options		$ 3